SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE M — SUBSEQUENT EVENTS

Registered Direct Offering and Concurrent Private Placement

On October 31, 2024, the Company closed a registered direct offering (the “October Registered Direct Offering”) in which, pursuant to the Securities Purchase Agreement dated October 31, 2024 (the “October Purchase Agreement”), by and between the Company and certain institutional investors (the “October Purchasers”), the Company issued and sold 19,247,498 shares of the Company’s Common Stock, and pre-funded warrants (“October Pre-Funded Warrants”) to purchase up to 1,065,002 shares of Common Stock, and (ii) in a concurrent private placement (the “October Private Placement”, and together with the October Registered Direct Offering the “October Offering”), unregistered Series C Common Stock Purchase Warrants (“October Series C Warrants”) to purchase up to 20,312,500 shares of Common Stock and unregistered Series D Common Stock Purchase Warrants (“October Series D Warrants”, and together with the October Series C Warrants, the “October Series Warrants”, and, together with the October Pre-Funded Warrants and the October Series C Warrants, the “October Warrants”) to purchase up to 20,312,500 shares of Common Stock. The purchase price for each share of Common Stock and accompanying October Series C Warrant and October Series D Warrant was $0.32 and the purchase price for each October Pre-Funded Warrant and accompanying October Series C Warrant and October Series D Warrant was $0.3199. Craig-Hallum acted as placement agent in connection with the October Offering.

The Company received gross proceeds from the October Offering, before deducting placement agent fees and other estimated offering expenses payable by the Company, of approximately $6.5 million.

The exercisability of the October Series Warrants and the October Placement Agent Warrants will be available only upon receipt of such stockholder approval (“Warrant Stockholder Approval”) as may be required by the applicable rules and regulations of The Nasdaq Stock Market LLC. Each October Series C Warrant has an exercise price of $0.32 per share of Common Stock, will become exercisable upon the first trading day (the “Stockholder Approval Date”) following the Company’s notice to warrantholders of Warrant Stockholder Approval, and will expire on the five-year anniversary of the Stockholder Approval Date. Each October Series D Warrant has an exercise price of $0.32 per share of Common Stock, will become exercisable upon the Stockholder Approval Date, and will expire on the 18-month anniversary of the Stockholder Approval Date. Each October Placement Agent warrant has an exercise price of $0.32, will become exercisable upon the Stockholder Approval date and will expire on October 30, 2029.

Pursuant to that certain engagement letter, dated August 23, 2024, by and between the Company and Craig-Hallum, the Company agreed to pay the Craig-Hallum a cash placement fee equal to 6.0% of the aggregate gross proceeds raised in the October Offering from sales arranged for by the Craig-Hallum. Subject to certain conditions, the Company also agreed to reimburse certain expenses of the Placement Agent in connection with the Offering, including but not limited to legal fees, up to a maximum of $100,000. The Company also agreed to issue to the Placement Agent, or its respective designees, October Placement Agent Warrants (“Placement Agent Warrants”) to purchase up to 1,015,625 shares of Common Stock (which equals 5.0% of the number of shares of Common Stock and October Pre-Funded Warrants offered). The Pre-Funded Warrants have an exercise price of $0.0001 per share and are immediately exercisable and can be exercised at any time after their original issuance until such October Pre-Funded Warrants are exercised in full.

The Company has agreed to hold a special meeting of stockholders to obtain the Warrant Stockholder Approval no later than 90 days after the closing of the Offering (the “Special Meeting”). If the Company does not obtain Warrant Stockholder Approval at the first meeting, the Company is obligated to call a meeting every ninety days thereafter to seek Warrant Stockholder Approval until the earlier of the date on which Warrant Stockholder Approval is obtained or the October Series C Warrants and October Series D Warrants are no longer outstanding. The Company agreed to file a preliminary proxy statement with respect to obtaining Warrant Stockholder Approval at the Special Meeting within 20 days following the closing date of the October Purchase Agreement, and filed such preliminary proxy statement with the Securities and Exchange Commission (“SEC”) on November 14, 2024.

Under the alternate cashless exercise option of the October Series D Warrants, the holder of an October Series D Warrant, has the right to receive an aggregate number of shares equal to the product of (x) the aggregate number of shares of Common Stock that would be issuable upon a cash exercise of the October Series D Warrant and (y) 1.0. In addition, the October Series D Warrants will include a provision that resets their exercise price in the event of a reverse split of our Common Stock, to a price equal to the lesser of (i) the then exercise price and (ii) lowest volume weighted average price (VWAP) during the period commencing five trading days immediately preceding and the five trading days commencing on the date we effect a reverse stock split in the future with a proportionate adjustment to the number of shares underlying the October Series D Warrants, subject to a floor of $0.0634.

NOTE M — SUBSEQUENT EVENTS, continued

Registered Direct Offering and Concurrent Private Placement, continued

The October Warrants and the shares of Common Stock issuable upon the exercise of the October Warrants are not registered under the Securities Act. The October Warrants were issued, and the shares of Common Stock issuable upon exercise thereof will be issued, in reliance on the exemptions from registration provided by Section 4(a)(2) under the Securities Act and Regulation D promulgated thereunder, for transactions not involving a public offering.

Pursuant to the October Purchase Agreement, within 20 calendar days from the date of the October Purchase Agreement, the Company agreed to file a registration statement on Form S-1 providing for the resale by the Purchasers of the shares of Common Stock issuable upon exercise of the October Series Warrants. The Company agreed to use commercially reasonable efforts to cause such registration statement to become effective within 50 calendar days following the closing date of the October Purchase Agreement (or 90 calendar days following the closing date of the October Purchase Agreement in the event that the SEC requires the Company to include its audited year-end financial statements for the fiscal year ended September 30, 2024 in such registration statement) and to keep such registration statement effective at all times until no October Purchaser owns any October Series Warrants or shares of Common Stock issuable upon exercise thereof. The Company filed the registration statement with the SEC on November 19, 2024.

In the event of any fundamental transaction, as described in the October Warrants and generally including any merger with or into another entity, sale of all or substantially all of the Company’s assets, tender offer or exchange offer, reclassification of the shares of Common Stock, or the acquisition of greater than 50% of the Company’s then outstanding shares of Common Stock by a person or persons, subject to certain exceptions, then upon any subsequent exercise of an October Warrant, the holder will have the right to receive as alternative consideration, for each share of Common Stock that would have been issuable upon such exercise immediately prior to the occurrence of such fundamental transaction, the number of shares of Common Stock of the successor or acquiring corporation of the Company, if it is the surviving corporation, and any additional consideration receivable upon or as a result of such transaction by a holder of the number of shares of Common Stock for which the October Warrant is exercisable immediately prior to such event. Notwithstanding the foregoing, in the event of a fundamental transaction, the holders of the October Warrants have the right to require the Company or a successor entity to purchase the October Warrants for cash in the amount of the Black Scholes Value (as defined in the October Warrants) of the unexercised portion of the October Warrants concurrently with or within 30 days following the consummation of a fundamental transaction. However, in the event of a fundamental transaction which is not in the Company’s control or in which the consideration payable consists of equity securities of a successor entity that is quoted or listed on a nationally recognized securities exchange, the holders of the October Warrants will only be entitled to receive from the Company or its successor entity, as of the date of consummation of such fundamental transaction the same type or form of consideration (and in the same proportion), at the Black Scholes Value of the unexercised portion of the October Warrants that is being offered and paid to the holders of Common Stock in connection with the fundamental transaction, whether that consideration is in the form of cash, stock or any combination of cash and stock, or whether the holders of Common Stock are given the choice to receive alternative forms of consideration in connection with the fundamental transaction.

Amendment to Series A Warrants

On October 30, 2024, the Company entered into the Warrant Amendment with certain holders of an aggregate of 9,153,846 May 2024 Series A Warrants. The Warrant Amendments amended the May 2024 Series A Warrants to revise the Price Reset Mechanism of the May 2024 Series A Warrants such that the Floor Price (as defined in the May 2024 Series A Warrants) shall not be lower than $0.20 and revised the definition of “Material Subsidiary” in Section 3(d) of the May 2024 Series A Warrants to clarify that Applied DNA Clinical Labs LLC is not a Material Subsidiary. Please see Note G – Capital Stock for more information.

NOTE M — SUBSEQUENT EVENTS, continued

Waiver of Standstill in Placement Agency Agreement

As disclosed in Note G above, the Company closed the May 2024 Offering on May 29, 2024. As part of the May 2024 Offering, the Company entered into the May Placement Agency Agreement with Craig-Hallum and Laidlaw. The May 2024 Placement Agency Agreement contains a negative covenant which restricts the Company’s ability to enter into certain equity sales of its securities for a period of time after the closing of the May 2024 Offering without the prior consent of Craig-Hallum (the “Negative Covenant”).

On October 29, 2024, in connection with entering into the October 2024 Offering, the Company and Craig-Hallum entered into a waiver of the Negative Covenant, which permitted the Company to proceed with the October 2024 Offering.

Nasdaq Minimum Bid Price Requirement Deficiency Notification

On November 12, 2024, the Company received written notice (the “Notification Letter”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that it is not in compliance with the minimum bid price requirements set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on The Nasdaq Capital Market. Nasdaq Listing Rule 5550(a)(2) requires listed securities to maintain a minimum bid price of $1.00 per share, and Nasdaq Listing Rule 5810(c)(3)(A) provides that a failure to meet the minimum bid price requirement exists if the deficiency continues for a period of thirty (30) consecutive business days (collectively, the “Bid Price Rule”). Based on the closing bid price of the Company’s Common Stock for the thirty-one (31) consecutive business days from September 27, 2024 to November 11, 2024, the Company no longer meets the requirements of the Bid Price Rule.

The Notification Letter does not impact the Company’s listing on The Nasdaq Capital Market at this time. The Notification Letter states that the Company has 180 calendar days, or until May 12, 2025, to regain compliance with the Bid Price Rule. To regain compliance, the bid price of the Company’s Common Stock must have a closing bid price of at least $1.00 per share for a minimum of ten (10) consecutive business days, with a longer period potentially required by the staff of Nasdaq (the “Staff”). If the Company does not regain compliance with the Bid Price Rule by May 12, 2025, the Company may be eligible for an additional 180 calendar day compliance period. To qualify, the Company would be required to meet the continued listing requirement for market value of publicly held shares and all other initial listing standards for The Nasdaq Capital Market, with the exception of the Bid Price Rule, and would need to provide written notice of its intention to cure the deficiency during the second compliance period, by effecting a reverse stock split, if necessary, no later than ten (10) business days prior to May 12, 2025.

However, if it appears to the Staff that the Company will not be able to cure the deficiency, or if the Company is otherwise not eligible, Nasdaq would notify the Company that its securities would be subject to delisting. In the event of such a notification, the Company may appeal the Staff’s determination to delist its securities, but there can be no assurance the Staff would grant the Company’s request for continued listing.

Pursuant to the October Purchase Agreement, the Company is required to effect a reverse stock split of its outstanding shares of Common Stock if, at any time after the Stockholder Approval Date, it is not in compliance with Nasdaq’s Bid Price Rule and has received a deficiency letter from the Listing Qualifications Department of The Nasdaq Stock Market LLC (the “Reverse Stock Split”). The Company must effect the Reverse Stock Split within 30 days of the Stockholder Approval Date; provided that if within such 30 day period the Company regains compliance with the Bid Price Rule, the Company shall have no obligation to effect the Reverse Stock Split. The Company intends to implement a reverse stock split of its outstanding securities to regain compliance with the Bid Price Rule and to comply with the provisions of the October Purchase Agreement.

Company’s Announcement of Exploration of Divestiture of Business Segment and Changes to Management Team

On December 17, 2024, that Company announced its intention to restructure its operations to prioritize its Therapeutic DNA Production Services and is exploring the divestiture of its DNA Tagging and Security Products and Service business segment. The Company also announced that Ms. Murrah was named the President of Applied DNA Sciences, Inc. and Mr. Shorrock was named the President of LineaRx, Inc, effective on December 13, 2024. Concurrently on December 13, 2024, Dr. Hayward stepped down as the President of APDN. Dr. Hayward remains as the CEO and Chairman of the Board.